Other Operating Income, Net	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Operating Income, Net
10. OTHER OPERATING INCOME, NET

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
VAT-in super deduction *	2,412	7,981	12,423
Others	161	868	2,554

Total	2,573	8,849	14,977

*
In accordance with the Announcement on Relevant Policies for Deepening the Value-added Tax Reform and relevant government policies announced by the Ministry of Finance, the State Taxation Administration and the General Administration of Customs of China, Huapin and Glory, as consumer service companies, are allowed to enjoy additional 10%
VAT-in
deduction for any services or goods they purchased
(“VAT-in
super deduction”) from April 1, 2019 to December 31, 2021. The
VAT-in
super deduction obtained is considered as operating given that all
VAT-in
was derived from the purchases for daily operations, and therefore is presented in other operating income in the Consolidation Statements of Comprehensive Loss.